Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MASSMUTUAL SELECT FUNDS
Prospectus Date	rr_ProspectusDate	Apr. 01, 2015
Supplement [Text Block]	mmsf_SupplementTextBlock

MASSMUTUAL SELECT FUNDS

Supplement dated September 9, 2015 to the

Prospectus dated April 1, 2015

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Effective September 9, 2015, American Century Investment Management, Inc. ("American Century") replaced NFJ Investment Group LLC ("NFJ") as a co-subadviser to the Mid-Cap Value Fund.

Effective September 9, 2015, the following information replaces all of the information for the Mid-Cap Value Fund found on pages 56-57 under the heading Principal Investment Strategies:

The Fund invests primarily in equity securities of mid-capitalization companies that the subadvisers believe are undervalued. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, stock futures contracts, stock index futures contracts, rights, and warrants. Under normal circumstances, the Fund invests at least 80% of its net assets in the stocks of mid-cap companies. The subadvisers currently define "mid-cap" companies as those whose market capitalizations at the time of purchase are between $500 million and $10 billion or fall within the market capitalization range of companies included in the Russell Midcap® Value Index (as of January 31, 2015, between $200 million and $32.48 billion). The Fund typically invests most of its assets in equity securities of U.S. companies, but may gain exposure to non-U.S. issuers, including emerging markets issuers, through the purchase of foreign securities and American Depositary Receipts ("ADRs"). The Fund may also invest a portion of its assets in real estate investment trusts ("REITs"). The Fund may use futures contracts as a substitute for direct investments in equity securities. The Fund may but will not necessarily engage in foreign currency forward contracts to attempt to protect against adverse changes in currency exchange rates. Use of derivatives by the Fund may create investment leverage. The Fund may invest a portion of its assets in debt securities of companies and debt obligations of governments and their agencies, and other similar securities. The Fund may hold a portion of its assets in cash or cash equivalents.

The Fund is managed by two subadvisers, American Century Investment Management, Inc. ("American Century") and Systematic Financial Management, L.P. ("Systematic"), each being responsible for a portion of the portfolio, but not necessarily equally weighted. In selecting investments for the Fund, American Century seeks to identify stocks of companies that it believes are undervalued at the time of purchase. American Century attempts to purchase the stocks of these undervalued companies and hold each stock until it has returned to favor in the market and the stock's price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company. Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, American Century looks for companies with earnings, cash flows and/or assets that may not be accurately reflected in the companies' values, as determined by the managers. The managers also may consider whether the companies' securities have a favorable income-paying history and whether income payments are expected to continue or increase. In selecting securities for the Fund, Systematic utilizes a two-prong, bottom-up investment strategy that unifies quantitative screening and fundamental research. Systematic's security selection process generally favors companies with attractive valuation and positive earnings dynamics, and may consider, among other things, a company's financial characteristics, market position, industry position, and management.

American Century may sell a stock from the Fund if, for example, in its judgment, a stock no longer meets its valuation criteria, a stock's risk parameters outweigh its return opportunity, more attractive alternatives are identified, or specific events alter a stock's prospects. Systematic generally may consider selling a stock for the Fund if, for example, in its judgment, the stock's price has appreciated to a level that Systematic considers to be the stock's fair value, its analysis leads Systematic to anticipate downward earnings revisions for a company, a company experiences an unexpected earnings announcement, or Systematic identifies other investment opportunities that it believes to be more attractive.

The Fund expects that it will engage in active and frequent trading and so will typically have a relatively high portfolio turnover rate.

Effective September 9, 2015, the following information supplements the information for the Mid-Cap Value Fund found on pages 57-58 under the heading Principal Risks:

Credit Risk Credit risk is the risk that an issuer, guarantor, or liquidity provider of a fixed income security held by the Fund may be unable or unwilling, or may be perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. The Fund may also be exposed to the credit risk of its counterparty to repurchase agreements, reverse repurchase agreements, swap transactions, and other derivatives transactions. The value of such transactions to the Fund will depend on the willingness and ability of the counterparty to perform its obligations, including among other things the obligation to return collateral or margin to the Fund.

Derivatives Risk Derivatives can be highly volatile and involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage. Gains or losses from derivatives can be substantially greater than the derivatives' original cost and can sometimes be unlimited. If the value of a derivative does not correlate well with the particular market or asset class the derivative is designed to provide exposure to, the derivative may not have the effect anticipated. Derivatives can also reduce the opportunity for gains or result in losses by offsetting positive returns in other investments. Many derivatives are traded in the over-the-counter market and not on exchanges.

Fixed Income Securities Risk The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral assets, or changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Certain events, such as market or economic developments, regulatory or government actions, natural disasters, terrorist attacks, war, and other geopolitical events can have a dramatic adverse effect on the debt market and the overall liquidity of the market for fixed income securities. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, and potentially at unfavorable prices. Certain securities may be difficult to value during such periods. Fixed income securities are subject to interest rate risk (the risk that the value of a fixed income security will fall when interest rates rise), extension risk (the risk that the average life of a security will be extended through a slowing of principal payments), prepayment risk (the risk that a security will be prepaid and the Fund will be required to reinvest at a less favorable rate), and credit risk. These risks may be heightened due to the current historically low interest rate environment.

Sovereign Debt Obligations Risk Investments in debt securities issued by governments or by government agencies and instrumentalities involve the risk that the governmental entities responsible for repayment may be unable or unwilling to pay interest and repay principal when due. Many sovereign debt obligations may be rated below investment grade ("junk" or "high yield" bonds). Any restructuring of a sovereign debt obligation held by the Fund will likely have a significant adverse effect on the value of the obligation. In the event of default of sovereign debt, the Fund may be unable to pursue legal action against the sovereign issuer or to realize on collateral securing the debt.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual Select Mid-Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmsf_SupplementTextBlock

MASSMUTUAL SELECT FUNDS

Supplement dated September 9, 2015 to the

Prospectus dated April 1, 2015

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Effective September 9, 2015, American Century Investment Management, Inc. ("American Century") replaced NFJ Investment Group LLC ("NFJ") as a co-subadviser to the Mid-Cap Value Fund.

Effective September 9, 2015, the following information replaces all of the information for the Mid-Cap Value Fund found on pages 56-57 under the heading Principal Investment Strategies:

The Fund invests primarily in equity securities of mid-capitalization companies that the subadvisers believe are undervalued. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, stock futures contracts, stock index futures contracts, rights, and warrants. Under normal circumstances, the Fund invests at least 80% of its net assets in the stocks of mid-cap companies. The subadvisers currently define "mid-cap" companies as those whose market capitalizations at the time of purchase are between $500 million and $10 billion or fall within the market capitalization range of companies included in the Russell Midcap® Value Index (as of January 31, 2015, between $200 million and $32.48 billion). The Fund typically invests most of its assets in equity securities of U.S. companies, but may gain exposure to non-U.S. issuers, including emerging markets issuers, through the purchase of foreign securities and American Depositary Receipts ("ADRs"). The Fund may also invest a portion of its assets in real estate investment trusts ("REITs"). The Fund may use futures contracts as a substitute for direct investments in equity securities. The Fund may but will not necessarily engage in foreign currency forward contracts to attempt to protect against adverse changes in currency exchange rates. Use of derivatives by the Fund may create investment leverage. The Fund may invest a portion of its assets in debt securities of companies and debt obligations of governments and their agencies, and other similar securities. The Fund may hold a portion of its assets in cash or cash equivalents.

The Fund is managed by two subadvisers, American Century Investment Management, Inc. ("American Century") and Systematic Financial Management, L.P. ("Systematic"), each being responsible for a portion of the portfolio, but not necessarily equally weighted. In selecting investments for the Fund, American Century seeks to identify stocks of companies that it believes are undervalued at the time of purchase. American Century attempts to purchase the stocks of these undervalued companies and hold each stock until it has returned to favor in the market and the stock's price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company. Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, American Century looks for companies with earnings, cash flows and/or assets that may not be accurately reflected in the companies' values, as determined by the managers. The managers also may consider whether the companies' securities have a favorable income-paying history and whether income payments are expected to continue or increase. In selecting securities for the Fund, Systematic utilizes a two-prong, bottom-up investment strategy that unifies quantitative screening and fundamental research. Systematic's security selection process generally favors companies with attractive valuation and positive earnings dynamics, and may consider, among other things, a company's financial characteristics, market position, industry position, and management.

American Century may sell a stock from the Fund if, for example, in its judgment, a stock no longer meets its valuation criteria, a stock's risk parameters outweigh its return opportunity, more attractive alternatives are identified, or specific events alter a stock's prospects. Systematic generally may consider selling a stock for the Fund if, for example, in its judgment, the stock's price has appreciated to a level that Systematic considers to be the stock's fair value, its analysis leads Systematic to anticipate downward earnings revisions for a company, a company experiences an unexpected earnings announcement, or Systematic identifies other investment opportunities that it believes to be more attractive.

The Fund expects that it will engage in active and frequent trading and so will typically have a relatively high portfolio turnover rate.

Effective September 9, 2015, the following information supplements the information for the Mid-Cap Value Fund found on pages 57-58 under the heading Principal Risks:

Credit Risk Credit risk is the risk that an issuer, guarantor, or liquidity provider of a fixed income security held by the Fund may be unable or unwilling, or may be perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. The Fund may also be exposed to the credit risk of its counterparty to repurchase agreements, reverse repurchase agreements, swap transactions, and other derivatives transactions. The value of such transactions to the Fund will depend on the willingness and ability of the counterparty to perform its obligations, including among other things the obligation to return collateral or margin to the Fund.

Derivatives Risk Derivatives can be highly volatile and involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage. Gains or losses from derivatives can be substantially greater than the derivatives' original cost and can sometimes be unlimited. If the value of a derivative does not correlate well with the particular market or asset class the derivative is designed to provide exposure to, the derivative may not have the effect anticipated. Derivatives can also reduce the opportunity for gains or result in losses by offsetting positive returns in other investments. Many derivatives are traded in the over-the-counter market and not on exchanges.

Fixed Income Securities Risk The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral assets, or changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Certain events, such as market or economic developments, regulatory or government actions, natural disasters, terrorist attacks, war, and other geopolitical events can have a dramatic adverse effect on the debt market and the overall liquidity of the market for fixed income securities. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, and potentially at unfavorable prices. Certain securities may be difficult to value during such periods. Fixed income securities are subject to interest rate risk (the risk that the value of a fixed income security will fall when interest rates rise), extension risk (the risk that the average life of a security will be extended through a slowing of principal payments), prepayment risk (the risk that a security will be prepaid and the Fund will be required to reinvest at a less favorable rate), and credit risk. These risks may be heightened due to the current historically low interest rate environment.

Sovereign Debt Obligations Risk Investments in debt securities issued by governments or by government agencies and instrumentalities involve the risk that the governmental entities responsible for repayment may be unable or unwilling to pay interest and repay principal when due. Many sovereign debt obligations may be rated below investment grade ("junk" or "high yield" bonds). Any restructuring of a sovereign debt obligation held by the Fund will likely have a significant adverse effect on the value of the obligation. In the event of default of sovereign debt, the Fund may be unable to pursue legal action against the sovereign issuer or to realize on collateral securing the debt.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE